Share-Based Payments (Assumptions Used) (Details) - Stock Options - $ / shares	9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected volatility (as a percent)	80.00%	80.00%	80.00%	80.00%
Risk-free interest rate (as a percent)	1.94%	2.04%	1.82%	1.92%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%	0.00%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months	6 years 5 months 27 days
Estimated fair value per option granted (in dollars per share)	$ 0.33	$ 2.55	$ 2.11	$ 3.73